Fair Value Measurement (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Money Market Funds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, fair value disclosure	$ 60.3	$ 63.0	$ 23.2